Combined Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 2,087	$ 2,031	$ (879)
Adjustments to reconcile net income to cash flows from operating activities
Depreciation and amortization	644	731	746
Stock-based compensation	137	141	115
Credit losses and trade receivable allowances	9	4	9
Net loss (gain) on write-downs/disposal of assets/businesses	4	(9)	(35)
Deferred income taxes	157	568	(801)
Net changes in assets and liabilities, net of effects from acquisitions and divestitures
Trade receivables	(142)	(303)	265
Inventories	(582)	(77)	109
Other current and non-current assets	131	(68)	32
Accounts payable	52	330	154
Accrued liabilities (Note 17)	(17)	(2,977)	3,542
Employee related obligations	2	14	0
Accrued taxes on income (Note 11)	(5)	(19)	(96)
Other liabilities	48	(32)	236
Net cash flows from operating activities	2,525	334	3,397
Cash flows used in investing activities
Purchases of property, plant, and equipment	(375)	(295)	(229)
Net (purchases) proceeds of assets/businesses	(18)
Net proceeds of assets/businesses		59	176
Proceeds from the sale of investments	8	77	0
Investment in equity securities	5	12	30
Net cash used in investing activities	(390)	(171)	(83)
Cash flows used in financing activities
Proceeds from loans and notes payable	14	0	0
Repayments of debt		(7)	(11)
Net transfer (to) from the Parent	(1,597)		(3,446)
Net transfer from the Parent		7
Net cash used in financing activities	(1,583)	0	(3,457)
Effect of exchange rate changes on cash and cash equivalents	(61)	(41)	9
Cash and cash equivalents, beginning of year	740	618	752
Net increase (decrease) in cash and cash equivalents	491	122	(134)
Cash and cash equivalents, end of year	1,231	740	618
Supplemental cash flow data
Cash paid for income taxes	$ (316)	$ (363)	$ (448)